Disclosure About Oil and Gas Producing Activities (Unaudited) (Details 1) bbl in Thousands, Mcf in Thousands	Dec. 31, 2016 bbl Mcf	Dec. 31, 2015 bbl Mcf	Dec. 31, 2014 bbl Mcf	Dec. 31, 2013 bbl Mcf
Oil Reserves [Member]
Reserve Quantities [Line Items]
Developed	21,475	22,175	28,481	20,566
Undeveloped	0	0	39,285	13,553
Total Proved	21,475	22,175	67,766	34,119
Natural Gas Reserves [Member]
Reserve Quantities [Line Items]
Developed | Mcf	2,321,613	2,336,280	2,245,004	1,777,267
Undeveloped | Mcf	0	0	2,586,190	1,632,475
Total Proved | Mcf	2,321,613	2,336,280	4,831,194	3,409,742
Natural Gas Liquids Reserves [Member]
Reserve Quantities [Line Items]
Developed	9,903	9,840	9,118	0
Undeveloped	0	0	12,875	0
Total Proved	9,903	9,840	21,993	0